Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
(a) Reconciliation of Net Loss to Net Cash Flows From Operations
Net loss	$ (12,337,830)	$ (8,265,737)	$ (7,542,076)
Non-cash items
Depreciation of property and equipment	29,696	21,799	21,328
Non-cash issue of equity in consideration of operating expenses	89,138	764,539	24,460
Foreign exchange (gain) loss	(403,879)	(278,118)	(656,019)
Changes in assets and liabilities
Decrease (increase) in trade and other receivables	(1,677,087)	(116,837)	1,746,152
Decrease (increase) in other current assets	(365,144)	18,988	(4,069)
(Decrease) increase in trade and other payables	662,926	1,162,812	(856,131)
(Decrease) in other current liabilities
Increase in provision for employee entitlements	47,362	(108,869)	89,237
Net cash flows used in operating activities	(13,954,818)	(6,245,188)	(5,865,080)
Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	14,399,904	15,235,556	21,884,957
Closing cash and cash equivalents balance	$ 14,399,904	$ 15,235,556	$ 21,884,957	$ 28,593,538